Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	December 31, 2015
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities - fixed rate investments	153,522	—	153,522
Other short-term investments	4,859,977	—	4,859,977

	5,013,499	—	5,013,499

	December 31, 2016
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	11,582,116	—	11,582,116

	11,582,116	—	11,582,116